Concentration and risk (Tables) - Exascale Labs Inc. [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Schedule of Concentration of customers

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026
Customer A	-**	24.9%	-**	24.6%
Customer B	11.7%	11.8%	10.0%	22.3%
Customer C	13.7%	-**	17.0%	-**
Customer D	-**	-**	10.2%	-**
Customer E	-**	-**	10.1%	-**
Customer F	15.6%	-**	-**	-**

**:	less than 10%

	For the years ended June 30,
	2024	2025
Customer A	12.0%	14.0%
Customer B	-*	12.5%
Customer C	-*	10.2%
Customer D	31.6%	-**
Customer E	11.9%	-**
Customer F	11.0%	-**

Schedule of account receivable

	As of June 30,	As of March 31,
	2025	2026
Customer A	-**	29.7%
Customer B	-**	19.5%
Customer E	-**	10.5%
Customer G	42.7%	-**
Customer H	38.3%	-**
Customer I	19.0%	-**

**:	less than 10%

	As of June 30,
	2024	2025
Customer G	-*	42.7%
Customer H	-*	38.3%
Customer F	23.4%	19.0%
Customer D	43.5%	-**
Customer I	15.3%	**

*:	nil, new customer for as of June 30, 2025
**:	less than 10%

Schedule of Concentration of suppliers

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026
Supplier A	-*	13.0%	-*	26.4%
Supplier B	14.4%	30.2%	21.1%	24.9%
Supplier C	32.9%	33.7%	24.0%	24.2%
Supplier D	-*	13.8%	-*	11.5%
Supplier E	45.5%	-**	47.6%	-**

*:	nil, new supplier for the nine months ended March 31, 2026
**:	less than 10%

	For the years ended June 30,
	2024	2025
Supplier A	56.6%	41.4%
Supplier B	14.6%	31.7%
Supplier C	-**	18.4%
Supplier D	12.8%	-**

**:	less than 10%

Schedule of account payable

	As of June 30,	As of March 31,
	2025	2026
Supplier B	12.1%	74.0%
Supplier D	-*	12.6%
Supplier E	-**	13.4%
Supplier F	54.9%	-**
Supplier G	32.3%	-**

*:	nil, new supplier for the nine months ended March 31, 2026
**:	less than 10%

	As of June 30,
	2024	2025
Supplier E	-*	54.9%
Supplier F	-*	32.3%

Supplier C	99.4%	12.1%

*:	nil, new supplier for the year ended June 30, 2025